Equity - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions						3 Months Ended	9 Months Ended
	Aug. 25, 2022 CAD ($) shares	Jul. 27, 2022 CAD ($) $ / shares shares	May 25, 2022 CAD ($) shares	Mar. 15, 2022 CAD ($)	Feb. 25, 2022 CAD ($) shares	Jul. 31, 2022 CAD ($) shares	Jul. 31, 2022 CAD ($) shares	Jul. 31, 2022 USD ($)	Mar. 29, 2022 CAD ($) Business	Jan. 10, 2022	Dec. 03, 2021 shares
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares Subject To Mandatory Redemption | shares											22,500,000
Discount rate applied to cash flow projections										2.00%
Equity interests of acquirer									$ 3,106
Number of instruments or interests issued or issuable | Business									20,843,750
Treasury shares [member]
Disclosure of classes of share capital [line items]
Discount rate applied to cash flow projections										2.00%
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value						$ 658	$ 658	$ 500
Interest Rate							4.80%
4.3% Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Note Issued Face Value						$ 1,250	$ 1,250
Interest Rate							4.30%
5.625% Limited Recourse Capital Notes, Series 2
Disclosure of classes of share capital [line items]
Note Issued Face Value				$ 750
Interest Rate				5.625%
Class B Series 38 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares intend to redeem | shares					24,000,000
Redemption aggregate value					$ 600
Dividend Rate Reset Term					5 years
Class B Series 40 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares intend to redeem | shares			20,000,000
Redemption aggregate value			$ 500
Dividend Rate Reset Term			5 years
Class B Series 42 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares intend to redeem | shares	16,000,000
Redemption aggregate value	$ 400
Dividend Rate Reset Term	5 years
Class B Series 50 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend Rate Reset Term		5 years
Number of shares issued | shares		500,000
Par value per share | $ / shares		$ 1,000
Proceeds from issue of preference shares		$ 500
Dividend Rate Percentage		7.373%
Dividend payment, Terms		For the initial five year period to the earliest redemption date of November 26, 2027, the shares pay quarterly cash dividends, if declared, at a rate of 7.373% per annum.
Redemption Date		Nov. 26, 2027
Dividend rate adjustment percentage		4.25%
Dividend rate reset terms		The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus a premium of 4.250%.
Shareholder Dividend Reinvestment And Share Purchase Plan [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares | shares						2,675,927	4,792,102